Debt (Tables)	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt
Maturities of the Company's debt for the five years subsequent to June 30, 2014 are as follows:

December 31,	2014	2015	2016	2017	2018	Thereafter	Total
6.75% Notes	$—	$—	$—	$—	$—	$250,000	$250,000
VelaPoint Note #1	—	613	—	—	—	—	613
Imperial-related debt:
Imperial-related Notes	—	—	—	—	—	3,500	3,500
Surplus Notes	—	—	—	—	—	5,000	5,000
	$—	$613	$—	$—	$—	$258,500	$259,113